Special Charges	12 Months Ended
Dec. 31, 2010
Special Charges [Abstract]
Other Income and Other Expense Disclosure [Text Block]
Special Charges

The special charges identified on the Consolidated Statement of Operations are comprised of the following:

	Successor Company		Predecessor Company
	Year Ended December 31, 2010	For the Period April 24 to December 31, 2009	For the Period January 1 to April 23, 2009	Year Ended December 31, 2008

Debt agreement costs	$2,414	$—	$—	$—
Corporate development costs	1,339	—	—	—
Gores and Glendon fees	1,009	—	—	—
Employment claim settlements	493	—	—	—
Fees related to the Refinancing	193	1,196	12,699	—
Professional fees related to the offering	—	1,698	—	—
Financing acquisition costs	—	139	—	—
Professional and other fees related to the new CBS agreements, Gores investment and debt refinancing	—	—	—	6,624
Closing payment related to CBS agreement	—	—	—	5,000
	$5,448	$3,033	$12,699	$11,624

During 2010, we incurred costs for the following; debt agreement costs include professional fees incurred by us in connection with negotiations with our lenders to amend our Securities Purchase Agreement and Credit Agreement (see Note 9 - Debt); corporate development costs include professional fees related to the evaluation of potential business development activity including acquisitions and dispositions; Gores and Glendon fees are related to professional services rendered by various members of Gores and Glendon to us in the areas of operational improvement, tax, finance, accounting, legal and insurance/risk management; employment claim settlements are related to employee terminations that occurred prior to 2008; and fees related to the Refinancing include tax consulting costs related to the finalization of the income tax treatment of the Refinancing in 2010 and transaction fees and expenses related to negotiation of definitive documentation, including the fees of various legal and financial advisors involved in the Refinancing and other professional fees in 2009.

During the periods January 1 to April 23, 2009 and April 24 to December 31, 2009, in addition to certain costs noted above, we incurred professional fees related to the offering includes fees for various legal and financial advisors related to Registration Statement on Form S-1 filed by us with the SEC in 2009 that we have no immediate plans to further pursue and financing and financing costs are those related to the Culver City properties financing lease.

During 2008, we incurred costs relating to the negotiation of a new long-term arrangement with CBS Radio of $5,000 and legal and professional expenses attributable to negotiations regarding refinancing our debt of $6,624. As of December 31, 2010, liabilities related to special charges of $858 and $608 were included in accrued expense and other liabilities and amounts payable to related parties.